                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                              DATED APRIL 30, 2012
                                      FOR
                               STAG VARIABLE LIFE

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2011. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1.  FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.40%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                             DISTRIBUTION
                                                                AND/OR
                                                                SERVICE
                                           MANAGEMENT           (12B-1)             OTHER
UNDERLYING FUND:                              FEES               FEES             EXPENSES
-----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             0.92%                N/A              0.30%
 Invesco V.I. Core Equity Fund --
  Series I                                     0.61%                N/A              0.28%
 Invesco V.I. International Growth
  Fund -- Series I                             0.71%                N/A              0.32%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  0.73%                N/A              0.30%
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     0.74%                N/A              0.32%
 Invesco Van Kampen V.I. American
  Franchise Fund --Series I                    0.67%                N/A              0.28%
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                                 0.56%              0.25%              0.24%
 Invesco Van Kampen V.I. Mid Cap
  Growth Fund -- Series I                      0.75%                N/A              0.33%
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                      0.72%              0.25%              0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio - - Class B                 0.75%              0.25%              0.19%
 AllianceBernstein VPS International
  Value Portfolio --Class B                    0.75%              0.25%              0.07%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    0.75%              0.25%              0.08%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.30%              0.25%              0.01%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.41%              0.25%              0.01%
 American Funds Bond Fund --Class 2            0.36%              0.25%              0.02%
 American Funds Global Growth Fund --
  Class 2                                      0.53%              0.25%              0.02%
 American Funds Global Small
  Capitalization Fund -- Class 2               0.70%              0.25%              0.04%
 American Funds Growth Fund --Class 2          0.32%              0.25%              0.02%
 American Funds Growth-Income Fund --
  Class 2                                      0.27%              0.25%              0.01%
 American Funds International Fund --
  Class 2                                      0.49%              0.25%              0.04%
 American Funds New World Fund --
  Class 2                                      0.73%              0.25%              0.05%

                                                                                  CONTRACTUAL
                                            ACQUIRED             TOTAL            FEE WAIVER            TOTAL ANNUAL
                                            FUND FEES           ANNUAL              AND/OR             FUND OPERATING
                                               AND             OPERATING            EXPENSE            EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES           EXPENSES          REIMBURSEMENT           FEE WAIVER
--------------------------------------  ---------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             0.12%              1.34%               0.60%               0.74%  (1)
 Invesco V.I. Core Equity Fund --
  Series I                                       N/A              0.89%                 N/A               0.89%  (2)
 Invesco V.I. International Growth
  Fund -- Series I                               N/A              1.03%                 N/A               1.03%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                    N/A              1.03%                 N/A               1.03%  (2)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                       N/A              1.06%                 N/A               1.06%  (2)
 Invesco Van Kampen V.I. American
  Franchise Fund --Series I                      N/A              0.95%               0.05%               0.90%  (3)(4)
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                                   N/A              1.05%               0.08%               0.97%  (5)
 Invesco Van Kampen V.I. Mid Cap
  Growth Fund -- Series I                        N/A              1.08%                 N/A               1.08%  (3)(4)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                        N/A              1.22%                 N/A               1.22%  (6)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio - - Class B                   N/A              1.19%                 N/A               1.19%
 AllianceBernstein VPS International
  Value Portfolio --Class B                      N/A              1.07%                 N/A               1.07%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                      N/A              1.08%                 N/A               1.08%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                     N/A              0.56%                 N/A               0.56%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                          N/A              0.67%                 N/A               0.67%
 American Funds Bond Fund --Class 2              N/A              0.63%                 N/A               0.63%
 American Funds Global Growth Fund --
  Class 2                                        N/A              0.80%                 N/A               0.80%
 American Funds Global Small
  Capitalization Fund -- Class 2                 N/A              0.99%                 N/A               0.99%
 American Funds Growth Fund --Class 2            N/A              0.59%                 N/A               0.59%
 American Funds Growth-Income Fund --
  Class 2                                        N/A              0.53%                 N/A               0.53%
 American Funds International Fund --
  Class 2                                        N/A              0.78%                 N/A               0.78%
 American Funds New World Fund --
  Class 2                                        N/A              1.03%                 N/A               1.03%

                                                             DISTRIBUTION
                                                                AND/OR
                                                                SERVICE
                                           MANAGEMENT           (12B-1)             OTHER
UNDERLYING FUND:                              FEES               FEES             EXPENSES
-----------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager
  Portfolio -- Initial Class                   0.51%                N/A              0.13%
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.56%              0.25%              0.09%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                   0.46%                N/A              0.10%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                 0.46%              0.25%              0.10%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A              0.25%                N/A
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A              0.25%                N/A
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A              0.25%                N/A
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.56%              0.25%              0.10%
 Fidelity(R) VIP Overseas Portfolio --
  Initial Class                                0.71%                N/A              0.14%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                      0.45%              0.25%              0.02%
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.50%              0.25%              0.16%
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.35%                N/A              0.26%
 Mutual Global Discovery Securities
  Fund -- Class 2                              0.80%              0.25%              0.17%
 Mutual Shares Securities Fund --
  Class 2                                      0.60%              0.25%              0.13%
 Templeton Foreign Securities Fund --
  Class 2                                      0.64%              0.25%              0.15%
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.46%              0.25%              0.10%
 Templeton Growth Securities Fund --
  Class 2                                      0.74%              0.25%              0.04%
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.61%                N/A              0.05%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.45%                N/A              0.03%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.61%                N/A              0.03%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.63%                N/A              0.04%

                                                                                  CONTRACTUAL
                                            ACQUIRED             TOTAL            FEE WAIVER            TOTAL ANNUAL
                                            FUND FEES           ANNUAL              AND/OR             FUND OPERATING
                                               AND             OPERATING            EXPENSE            EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES           EXPENSES          REIMBURSEMENT           FEE WAIVER
--------------------------------------  ---------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager
  Portfolio -- Initial Class                     N/A              0.64%                 N/A               0.64%  (7)
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                   N/A              0.90%                 N/A               0.90%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                     N/A              0.56%                 N/A               0.56%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                   N/A              0.81%                 N/A               0.81%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                 0.56%                N/A                 N/A               0.81%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                 0.60%                N/A                 N/A               0.85%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                 0.65%                N/A                 N/A               0.90%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                                N/A              0.91%                 N/A               0.91%
 Fidelity(R) VIP Overseas Portfolio --
  Initial Class                                  N/A              0.85%                 N/A               0.85%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                        N/A              0.72%                 N/A               0.72%  (9)
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.01%              0.92%                 N/A               0.92%  (8)
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.01%              0.62%               0.01%               0.61%  (8)
 Mutual Global Discovery Securities
  Fund -- Class 2                                N/A              1.22%                 N/A               1.22%
 Mutual Shares Securities Fund --
  Class 2                                        N/A              0.98%                 N/A               0.98%
 Templeton Foreign Securities Fund --
  Class 2                                      0.01%              1.05%                 N/A               1.05%  (8)
 Templeton Global Bond Securities Fund
  -- Class 2                                     N/A              0.81%                 N/A               0.81%  (9)
 Templeton Growth Securities Fund --
  Class 2                                        N/A              1.03%                 N/A               1.03%  (9)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                               N/A              0.66%                 N/A               0.66%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                           N/A              0.48%                 N/A               0.48%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA           N/A              0.64%                 N/A               0.64%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                               N/A              0.67%                 N/A               0.67%

                                                             DISTRIBUTION
                                                                AND/OR
                                                                SERVICE
                                           MANAGEMENT           (12B-1)             OTHER
UNDERLYING FUND:                              FEES               FEES             EXPENSES
-----------------------------------------------------------------------------------------------
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.71%                N/A              0.03%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.64%                N/A              0.03%
 Hartford Global Growth HLS Fund --
  Class IA                                     0.74%                N/A              0.06%
 Hartford Global Research HLS Fund --
  Class IA                                     0.90%                N/A              0.13%
 Hartford High Yield HLS Fund - -
  Class IA                                     0.69%                N/A              0.05%
 Hartford Index HLS Fund --Class IA            0.30%                N/A              0.03%
 Hartford International Opportunities
  HLS Fund --Class IA                          0.67%                N/A              0.06%
 Hartford MidCap HLS Fund --Class IA           0.68%                N/A              0.03%
 Hartford MidCap Value HLS Fund --
  Class IA                                     0.79%                N/A              0.04%
 Hartford Money Market HLS Fund --
  Class IA                                     0.40%                N/A              0.02%
 Hartford Small Company HLS Fund --
  Class IA                                     0.68%                N/A              0.03%
 Hartford Stock HLS Fund --Class IA            0.47%                N/A              0.03%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.46%                N/A              0.03%
 Hartford Value HLS Fund --Class IA            0.72%                N/A              0.03%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.50%                N/A              0.43%
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        0.75%                N/A              0.48%
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.50%                N/A              0.42%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                                0.75%                N/A              0.07%
 MFS(R) New Discovery Series --
  Initial Class                                0.90%                N/A              0.08%
 MFS(R) Research Bond Series --
  Initial Class                                0.50%                N/A              0.07%
 MFS(R) Total Return Series --Initial
  Class                                        0.75%                N/A              0.06%
 MFS(R) Value Series -- Initial Class          0.74%                N/A              0.06%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                     0.68%              0.25%              0.12%
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                            0.65%              0.25%              0.11%

                                                                                  CONTRACTUAL
                                            ACQUIRED             TOTAL            FEE WAIVER            TOTAL ANNUAL
                                            FUND FEES           ANNUAL              AND/OR             FUND OPERATING
                                               AND             OPERATING            EXPENSE            EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES           EXPENSES          REIMBURSEMENT           FEE WAIVER
--------------------------------------  ---------------------------------------------------------------------------------
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                    N/A              0.74%                 N/A               0.74%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                    N/A              0.67%                 N/A               0.67%
 Hartford Global Growth HLS Fund --
  Class IA                                       N/A              0.80%                 N/A               0.80%
 Hartford Global Research HLS Fund --
  Class IA                                       N/A              1.03%                 N/A               1.03%
 Hartford High Yield HLS Fund - -
  Class IA                                       N/A              0.74%                 N/A               0.74%
 Hartford Index HLS Fund --Class IA              N/A              0.33%                 N/A               0.33%
 Hartford International Opportunities
  HLS Fund --Class IA                            N/A              0.73%                 N/A               0.73%
 Hartford MidCap HLS Fund --Class IA             N/A              0.71%                 N/A               0.71%
 Hartford MidCap Value HLS Fund --
  Class IA                                       N/A              0.83%                 N/A               0.83%
 Hartford Money Market HLS Fund --
  Class IA                                       N/A              0.42%                 N/A               0.42%
 Hartford Small Company HLS Fund --
  Class IA                                       N/A              0.71%                 N/A               0.71%
 Hartford Stock HLS Fund --Class IA              N/A              0.50%                 N/A               0.50%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                    N/A              0.49%                 N/A               0.49%
 Hartford Value HLS Fund --Class IA              N/A              0.75%                 N/A               0.75%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                    N/A              0.93%               0.03%               0.90%  (10)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                          N/A              1.23%               0.08%               1.15%  (10)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                          N/A              0.92%                 N/A               0.92%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                                  N/A              0.82%                 N/A               0.82%
 MFS(R) New Discovery Series --
  Initial Class                                  N/A              0.98%                 N/A               0.98%
 MFS(R) Research Bond Series --
  Initial Class                                  N/A              0.57%                 N/A               0.57%
 MFS(R) Total Return Series --Initial
  Class                                          N/A              0.81%               0.03%               0.78%  (11)
 MFS(R) Value Series -- Initial Class            N/A              0.80%                 N/A               0.80%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                       N/A              1.05%                 N/A               1.05%  (12)(13)
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                              N/A              1.01%                 N/A               1.01%  (12)(13)

                                                             DISTRIBUTION
                                                                AND/OR
                                                                SERVICE
                                           MANAGEMENT           (12B-1)             OTHER
UNDERLYING FUND:                              FEES               FEES             EXPENSES
-----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               0.66%              0.25%              0.12%
 Oppenheimer Main Street Small-&
  Mid-Cap Fund(R)/VA --Service Shares          0.69%              0.25%              0.14%
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                  0.63%              0.25%              0.35%
 Putnam VT Diversified Income Fund --
  Class IA                                     0.55%                N/A              0.21%
 Putnam VT Diversified Income Fund --
  Class IB                                     0.55%              0.25%              0.21%
 Putnam VT Equity Income Fund -- Class
  IA                                           0.48%                N/A              0.16%
 Putnam VT Equity Income Fund -- Class
  IB                                           0.48%              0.25%              0.16%
 Putnam VT George Putnam Balanced Fund
  -- Class IA                                  0.53%                N/A              0.21%
 Putnam VT Global Asset Allocation
  Fund -- Class IA                             0.60%                N/A              0.28%
 Putnam VT Global Equity Fund -- Class
  IA                                           0.70%                N/A              0.22%
 Putnam VT Global Health Care Fund --
  Class IA                                     0.63%                N/A              0.21%
 Putnam VT Global Utilities Fund --
  Class IA                                     0.63%                N/A              0.20%
 Putnam VT Growth and Income Fund --
  Class IA                                     0.48%                N/A              0.15%
 Putnam VT High Yield Fund --Class IA          0.57%                N/A              0.17%
 Putnam VT Income Fund --Class IA              0.40%                N/A              0.18%
 Putnam VT International Equity Fund
  -- Class IA                                  0.70%                N/A              0.17%
 Putnam VT International Growth Fund
  -- Class IA                                  0.93%                N/A              0.33%
 Putnam VT International Value Fund --
  Class IA                                     0.70%                N/A              0.23%
 Putnam VT Investors Fund --Class IA           0.56%                N/A              0.17%
 Putnam VT Money Market Fund -- Class
  IA                                           0.29%                N/A              0.17%
 Putnam VT Multi-Cap Growth Fund --
  Class IA                                     0.56%                N/A              0.16%
 Putnam VT Small Cap Value Fund --
  Class IB                                     0.63%              0.25%              0.15%
 Putnam VT Voyager Fund --Class IA             0.56%                N/A              0.16%

                                                                                  CONTRACTUAL
                                            ACQUIRED             TOTAL            FEE WAIVER            TOTAL ANNUAL
                                            FUND FEES           ANNUAL              AND/OR             FUND OPERATING
                                               AND             OPERATING            EXPENSE            EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES           EXPENSES          REIMBURSEMENT           FEE WAIVER
--------------------------------------  ---------------------------------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                                 N/A              1.03%                 N/A               1.03%  (12)(13)
 Oppenheimer Main Street Small-&
  Mid-Cap Fund(R)/VA --Service Shares            N/A              1.08%                 N/A               1.08%  (12)(13)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                    N/A              1.23%               0.04%               1.19%  (14)
 Putnam VT Diversified Income Fund --
  Class IA                                       N/A              0.76%                 N/A               0.76%
 Putnam VT Diversified Income Fund --
  Class IB                                       N/A              1.01%                 N/A               1.01%
 Putnam VT Equity Income Fund -- Class
  IA                                           0.05%              0.69%                 N/A               0.69%
 Putnam VT Equity Income Fund -- Class
  IB                                           0.05%              0.94%                 N/A               0.94%
 Putnam VT George Putnam Balanced Fund
  -- Class IA                                    N/A              0.74%                 N/A               0.74%
 Putnam VT Global Asset Allocation
  Fund -- Class IA                               N/A              0.88%                 N/A               0.88%
 Putnam VT Global Equity Fund -- Class
  IA                                             N/A              0.92%                 N/A               0.92%
 Putnam VT Global Health Care Fund --
  Class IA                                       N/A              0.84%                 N/A               0.84%
 Putnam VT Global Utilities Fund --
  Class IA                                       N/A              0.83%                 N/A               0.83%
 Putnam VT Growth and Income Fund --
  Class IA                                       N/A              0.63%                 N/A               0.63%
 Putnam VT High Yield Fund --Class IA            N/A              0.74%                 N/A               0.74%
 Putnam VT Income Fund --Class IA                N/A              0.58%                 N/A               0.58%
 Putnam VT International Equity Fund
  -- Class IA                                    N/A              0.87%                 N/A               0.87%
 Putnam VT International Growth Fund
  -- Class IA                                    N/A              1.26%               0.02%               1.24%  (14)
 Putnam VT International Value Fund --
  Class IA                                       N/A              0.93%                 N/A               0.93%
 Putnam VT Investors Fund --Class IA             N/A              0.73%                 N/A               0.73%
 Putnam VT Money Market Fund -- Class
  IA                                             N/A              0.46%                 N/A               0.46%
 Putnam VT Multi-Cap Growth Fund --
  Class IA                                       N/A              0.72%                 N/A               0.72%
 Putnam VT Small Cap Value Fund --
  Class IB                                     0.11%              1.14%                 N/A               1.14%
 Putnam VT Voyager Fund --Class IA               N/A              0.72%                 N/A               0.72%

                                                             DISTRIBUTION
                                                                AND/OR
                                                                SERVICE
                                           MANAGEMENT           (12B-1)             OTHER
UNDERLYING FUND:                              FEES               FEES             EXPENSES
-----------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Mid Cap Growth Portfolio - -
  Class II                                     0.75%              0.35%              0.30%

                                                                                  CONTRACTUAL
                                            ACQUIRED             TOTAL            FEE WAIVER            TOTAL ANNUAL
                                            FUND FEES           ANNUAL              AND/OR             FUND OPERATING
                                               AND             OPERATING            EXPENSE            EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES           EXPENSES          REIMBURSEMENT           FEE WAIVER
--------------------------------------  ---------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Mid Cap Growth Portfolio - -
  Class II                                       N/A              1.40%               0.25%               1.15%  (15)

NOTES

(1) The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.62% for the Invesco V.I. Balanced-Risk Allocation Fund and 0.80% for the Invesco V.I. High Yield Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(2) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.30% for the Invesco V.I. Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Technology Fund, Invesco Van Kampen V.I. Value Opportunities Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.77% for the Invesco V.I. Diversified Dividend Fund, 0.70% for the Invesco V.I. Government Securities Fund, 1.15% for the Invesco V.I. Small Cap Equity Fund and 0.72% for the Invesco Van Kampen V.I. Comstock Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(3) The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.90% for the Invesco Van Kampen V.I. American Franchise Fund and 1.09% for the Invesco Van Kampen V.I. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(4) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

(5) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.45% for the Invesco V.I. Core Equity Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.92% for the Invesco V.I. Diversified Dividend Fund, 0.95% for the Invesco V.I. Government Securities Fund, 1.40% for the Invesco V.I. Small Cap Equity Fund and 0.97% for the Invesco Van Kampen VI. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(6) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

(7) The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

(8) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction will continue until at least April 30, 2013.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) For the period May 1, 2012 through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that total net annual operating expenses do not exceed an annualized rate of 0.90% for the Lord Abbett Bond-Debenture Portfolio, 1.15% for the Lord Abbett Capital Structure Portfolio, 0.95% for the Lord Abbett Classic Stock Portfolio and 1.15% for the Lord Abbett Fundamental Equity Portfolio. This agreement may be terminated only upon the Fund's Board of Directors.

(11) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.

(12) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Small- & Mid-Cap Growth Fund/VA and Oppenheimer Value Fund/VA and 1.25% for the Oppenheimer Global Securities Fund/VA.

(13) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

(14) Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2013. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

(15) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolio's "Distributor," Morgan Stanley Distribution, Inc.), will not exceed the following expense caps. 1.47% for UIF Emerging Markets Equity Portfolio -- Class II, 1.20% for UIF Global Franchise Portfolio -- Class II, 1.15% for UIF Mid Cap Growth Portfolio -- Class II and 1.25% for UIF Small Company Growth Portfolio -- Class II. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation   Total return with a low to moderate          Invesco Advisers, Inc.
  Fund -- Series I                       correlation to traditional financial market
                                         indices
 Invesco V.I. Core Equity Fund --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Small Cap Equity Fund --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco Van Kampen V.I. American        Seeks capital growth                         Invesco Advisers, Inc.
  Franchise Fund -- Series I (1)
 Invesco Van Kampen V.I. Comstock Fund   Seeks capital growth and income through      Invesco Advisers, Inc.
  -- Series II                           investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks
 Invesco Van Kampen V.I. Mid Cap Growth
  Fund -- Series I
 Invesco Van Kampen V.I. U.S. Mid Cap    Above-average total return over a market     Invesco Advisers, Inc.
  Value Fund -- Series II (2)            cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Growth Portfolio -- Class B
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund    Seeks high total return, including income    Capital Research and Management Company
  -- Class 2                             and capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and fixed-income securities.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Capital Research and Management Company
  Growth Fund -- Class 2                 average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing through investments in
                                         dividend-paying quality common stocks.
 American Funds Bond Fund -- Class 2     Seeks a high level of current income as is   Capital Research and Management Company
                                         consistent with preservation of capital by
                                         investing primarily in bonds.
 American Funds Global Growth Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located around the world.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Small             Seeks growth of capital over time by         Capital Research and Management Company
  Capitalization Fund -- Class 2         investing primarily in stocks of smaller
                                         companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to provide long-term growth of         Capital Research and Management Company
                                         capital.
 American Funds Growth-Income Fund --    Seeks capital growth and income over time    Capital Research and Management Company
  Class 2                                by investing primarily in U.S. common
                                         stocks or other securities that demonstrate
                                         the potential for capital appreciation
                                         and/or dividends.
 American Funds International Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located outside the United
                                         States, including in emerging and
                                         developing countries.
 American Funds New World Fund -- Class  Seeks long-term growth of capital by         Capital Research and Management Company
  2                                      investing primarily in stocks and bonds of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Asset Manager           Seeks to obtain high total return with       Fidelity Management & Research Company
  Portfolio -- Initial Class+            reduced risk over the long term by           Sub-advised by FMR Co., Inc. and other
                                         allocating its assets among stocks, bonds,   Fidelity affiliates
                                         and short-term instruments
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio -- Service Class 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Initial Class             consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Service Class 2           consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Mid Cap Portfolio --    Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Overseas Portfolio --   Seeks long-term growth of capital            Fidelity Management & Research Company
  Initial Class+                                                                      Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 2                                prospects for capital appreciation
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund -- Class 2
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund -- Class 2                                                                     Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund -- Class  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 Templeton Foreign Securities Fund --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 2
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- Class 2                             preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS Fund -- Class IA                   providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA  Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund    Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         HL Investment Advisors, LLC
  -- Class IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class   Seeks to provide high current income, and    HL Investment Advisors, LLC
  IA                                     long-term return                             Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund -- Class IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate.
 Hartford International Opportunities    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS Fund -- Class IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap HLS Fund -- Class IA    Seeks long-term growth of capital            HL Investment Advisors, LLC
  (a)                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA (b)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund --       Maximum current income consistent with       HL Investment Advisors, LLC
  Class IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund -- Class IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  Class IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund -- Class IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio    Seeks high current income and the            Lord, Abbett & Co. LLC
  -- Class VC                            opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Capital Structure           Seeks current income and capital             Lord, Abbett & Co. LLC
  Portfolio -- Class VC                  appreciation
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio -- Class VC                  income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Initial  Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) Research Bond Series -- Initial  Total return with an emphasis on current     MFS Investment Management
  Class                                  income, but also considering capital
                                         appreciation
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  Fund/VA -- Service Shares              investing in securities of well-known
                                         established companies.
 Oppenheimer Global Securities Fund/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- Service Shares                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations that are
                                         considered to have appreciation
                                         possibilities
 Oppenheimer Main Street Fund(R)/VA --   Seeks a high total return                    OppenheimerFunds, Inc.
  Service Shares
 Oppenheimer Main Street Small- &        Seeks capital appreciation                   OppenheimerFunds, Inc.
  Mid-Cap Fund(R)/VA -- Service Shares
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA+                              Management believes is consistent with
                                         preservation of capital
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA+
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IA+                           diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC Putnam
  -- Class IA+                           preservation of capital                      Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC Putnam
  IA                                                                                  Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IA+                                                                           Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  Class IA+                                                                           Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC Putnam
  Class IA+                                                                           Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  Class IA+                              secondary objective                          Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA+   Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA+*                                   Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT Voyager Fund -- Class IA      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class   Seeks long-term capital growth by investing  Morgan Stanley Investment Management Inc.
  II                                     primarily in common stocks and other equity
                                         securities

+     Closed to new and subsequent Premium Payments and transfers of Policy
      Value.

* In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.

(a) Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003.

(b) Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004.

NOTES

(1)  Formerly Invesco Van Kampen V.I. Capital Growth Fund -- Series I

(2) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

2.  FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2011, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5.8 million (excluding indirect benefits received by offering HLS Funds as investment options).

3.  POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

4.  ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5.  LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.